Notes on the Consolidated Statements of Operations and Comprehensive Loss - Share-based payment arrangements narrative (Details) € / shares in Units, € in Thousands		6 Months Ended		12 Months Ended
	Jun. 19, 2019 shares € / shares	Jun. 30, 2019 EUR (€) Year Months shares executives € / shares	Jun. 30, 2018 shares	Dec. 31, 2017 EUR (€) shares Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in eur per share) | € / shares		€ 1.00
Provision for the withholding tax obligation associated with the exercised options		€ 452
Virtual stock option plan acceleration program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of executives with acceleration conditions | executives		5
Number of share options satisfied by acceleration conditions in share-based payment arrangement (in shares) | shares	952,018
Number of share options outstanding in share-based payment arrangement (in shares) | shares	664,616
Number of share options purchased in share-based payment arrangement (in shares) | shares	315,526
Par value per share (in eur per share) | € / shares	€ 0.01
Number of share options exercised in share-based payment arrangement (in shares) | shares	636,492
Affinitas GmbH
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding at fixed valuation				€ 3,839
Equity value of affinitas				€ 90,000
Number of option shares (in shares) | Options				192
Option settled in cash				€ 78
Prepayment paid to selected participants				600
Remaining value of options outstanding				€ 3,161
Spark Networks SE | 2017 Virtual stock option plan following merger
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period (in years) | Year		3
Number of share options granted in share-based payment arrangement (in shares) | shares				908,608
Spark Networks SE | 2018 Virtual stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period (in years) | Year		4
Options life (in months) | Months		85
Number of share options granted in share-based payment arrangement (in shares) | shares		195,000	503,026
Share based payment expense recognized for the equity settled options granted		€ 2,075